Retirement benefit plan (Tables)	3 Months Ended
Mar. 31, 2026
Employee Benefits [Abstract]
Schedule of net defined benefit liability
The following table presents net defined benefit liabilities (defined benefit assets) (in thousands):

	March 31, 2026	December 31, 2025
Present value of defined benefit obligations	$1,911	$2,189
Fair value of plan assets	(2,283)	(2,440)
Net defined benefit liabilities (assets)	$(372)	$(251)